Employee Benefit Plans (Details) (Employee 401(k) Plans, USD $)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Employee 401(k) Plans
Defined Contribution Plan
Maximum contribution by an employee, as percentage of annual compensation	50.00%
Maximum amount of contribution by an employee in a calendar year	$ 17,000
Percentage of eligible compensation, matched 100%	3.00%
Percentage of matching contribution made by the company, of first 3% of eligible compensation	100.00%
Percentage of eligible compensation, matched 50%	2.00%
Percentage of matching contribution made by the company, of next 2% of eligible compensation	50.00%
Eligible period of service, for restoring employer matching contributions	180 days
Matching contributions made by the company during the year	$ 7,100,000	$ 7,600,000	$ 4,200,000